Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 09, 2015
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000035315
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 08, 2016
Prospectus Date	rr_ProspectusDate	Dec. 09, 2015